Note 14 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2021 USD ($)
2021	$ 385,494
2022	657,779
2023	561,784
2024	467,835
2025	377,341
2026 and thereafter	657,738
Total	$ 3,107,971